Investment securities - Maturities (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 76,465	$ 83,417
Up to 1 year
Maturities and weighted average yield of the Group's investment securities
Investment securities	20,661
Over 1 year to 5 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	39,748
Over 5 Years to 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	13,723
Over 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	1,943
No Specific Maturity
Maturities and weighted average yield of the Group's investment securities
Investment securities	390
Government and semi-government debt securities
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 61,606
Weighted average yield	1.30%
Government and semi-government debt securities | Up to 1 year
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 17,052
Weighted average yield	1.50%
Government and semi-government debt securities | Over 1 year to 5 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 28,932
Weighted average yield	1.20%
Government and semi-government debt securities | Over 5 Years to 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 13,679
Weighted average yield	1.60%
Government and semi-government debt securities | Over 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 1,943
Weighted average yield	1.60%
Other debt securities
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 14,469
Weighted average yield	1.50%
Other debt securities | Up to 1 year
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 3,609
Weighted average yield	1.40%
Other debt securities | Over 1 year to 5 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 10,816
Weighted average yield	1.60%
Other debt securities | Over 5 Years to 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 44
Weighted average yield	5.00%
Equity securities
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 390
Equity securities | No Specific Maturity
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 390